LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of weighted-average remaining lease term and discount rate
	Year ended	Year ended
	December 31, 2025	December 31, 2024

Weighted average remaining lease term	5.07	6.05
Weighted average discount (annual) rate	7.91%	7.96%

Schedule of operating leases
December 31, 2025

2026	$721
2027	714
2028	680
2029	646
2030	646
2031 and on	131

Total operating lease payments	3,538
Less: imputed interest	578

Present value of lease liabilities	2,960

Lease liabilities, current	521
Lease liabilities, non- current	2,439

Present value of lease liabilities	$2,960